FAIR VALUE MEASUREMENTS - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs of Warrants (Details) - Level 3 [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Volatility	115.50% [1]	100.41%	77.69%
Term (years)		3 years 7 months 13 days	4 years 7 months 13 days
Dividend yield		0.00%	0.00%
Risk Free Rate	3.70%

[1]	The estimation of the volatility was based on the volatility of the Company’s daily share prices for a period equal to the term of the Promissory Note.